SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenues	$ 1,019	$ 942	$ 2,039	$ 1,991
Other income	178	24	205	39
Direct operating costs	(307)	(310)	(698)	(636)
Share of Adjusted EBITDA from equity-accounted investments	37	17	67	40
Management service costs	(72)	(46)	(153)	(86)
Interest expense	(246)	(261)	(479)	(500)
Current income taxes	(22)	4	(38)	(16)
Preferred limited partners equity	(15)	(14)	(29)	(26)
Preferred equity	(6)	(6)	(13)	(13)
Perpetual subordinated notes	(3)		(3)
Share of interest and cash taxes from equity accounted investments	(15)	(6)	(25)	(18)
Share of Funds From Operations attributable to non-controlling interests	(280)	(112)	(363)	(326)
Depreciation	(379)	(324)	(747)	(661)
Foreign exchange and financial instrument gain (loss)	(47)	(46)	1	(26)
Deferred	20	11	53	(12)
Other	(36)	(3)	(135)	(15)
Share of earnings from equity-accounted investments	(20)	(12)	(35)	(21)
Net income (loss) attributable to non-controlling interests	131	100	157	264
Net income (loss) attributable to Unitholders	(63)	(42)	(196)	(22)
Share of earnings (losses) from equity-accounted investments	2	(1)	7	1
Net income attributable to participating non-controlling interests	149	12	206	62
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	597	466	1,235	1,011
Other income	105	79	179	91
Direct operating costs	(192)	(149)	(415)	(315)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	510	396	999	787
Management service costs	(72)	(40)	(153)	(73)
Interest expense	(138)	(105)	(277)	(218)
Current income taxes	(8)	1	(14)	(8)
Preferred limited partners equity	(15)	(14)	(29)	(26)
Preferred equity	(6)	(6)	(13)	(13)
Perpetual subordinated notes	(3)		(3)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	268	232	510	449
Depreciation	(246)	(160)	(483)	(330)
Foreign exchange and financial instrument gain (loss)	(67)	(36)	(67)	(35)
Deferred	24	(3)	59	(9)
Other	(42)	(75)	(215)	(97)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(63)	(42)	(196)	(22)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues	(38)	(17)	(77)	(38)
Other income	(3)	2	(5)	(1)
Direct operating costs	15	7	36	16
Share of Adjusted EBITDA from equity-accounted investments	26	8	46	23
Adjusted EBITDA	0	0	0	0
Management service costs	0	0	0	0
Interest expense	7	7	13	10
Current income taxes	1	0	1	1
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	(8)	(7)	(14)	(11)
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	0	0	0	0
Depreciation	13	7	26	13
Foreign exchange and financial instrument gain (loss)	0	2	0	4
Deferred	2	(3)	2	(3)
Other	5	(1)	7	0
Share of earnings from equity-accounted investments	(20)	(5)	(35)	(14)
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	0	0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues	460	493	881	1,018
Other income	76	(57)	31	(51)
Direct operating costs	(130)	(168)	(319)	(337)
Share of Adjusted EBITDA from equity-accounted investments	11	9	21	17
Adjusted EBITDA	417	277	614	647
Management service costs	0	(6)	0	(13)
Interest expense	(115)	(163)	(215)	(292)
Current income taxes	(15)	3	(25)	(9)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	(7)	1	(11)	(7)
Share of Funds From Operations attributable to non-controlling interests	(280)	(112)	(363)	(326)
Funds From Operations	0	0	0	0
Depreciation	(146)	(171)	(290)	(344)
Foreign exchange and financial instrument gain (loss)	20	(12)	68	5
Deferred	(6)	17	(8)	0
Other	1	73	73	82
Share of earnings from equity-accounted investments	0	(7)	0	(7)
Net income (loss) attributable to non-controlling interests	131	100	157	264
Net income (loss) attributable to Unitholders	0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues	496	515	1,050	1,172
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	190	217	395	482
Other income	12	11	17	12
Direct operating costs	(74)	(63)	(143)	(132)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	128	165	269	362
Management service costs	0	0	0	0
Interest expense	(36)	(29)	(72)	(68)
Current income taxes	(2)	1	(3)	(2)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	90	137	194	292
Depreciation	(66)	(59)	(131)	(117)
Foreign exchange and financial instrument gain (loss)	(37)	(32)	(58)	(14)
Deferred	18	(2)	30	(22)
Other	(21)	(37)	(47)	(57)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(16)	7	(12)	82
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	45	39	97	100
Other income	1	6	9	9
Direct operating costs	(13)	(10)	(25)	(27)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	33	35	81	82
Management service costs	0	0	0	0
Interest expense	0	(4)	(7)	(8)
Current income taxes	(2)	(2)	(4)	(4)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	31	29	70	70
Depreciation	(17)	(16)	(31)	(36)
Foreign exchange and financial instrument gain (loss)	5	0	4	7
Deferred	1	0	0	1
Other	(16)	(4)	(16)	(8)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	4	9	27	34
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	51	45	106	105
Other income	9	6	9	8
Direct operating costs	(18)	(26)	(38)	(52)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	42	25	77	61
Management service costs	0	0	0	0
Interest expense	(7)	(7)	(13)	(14)
Current income taxes	(2)	1	(4)	(3)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	33	19	60	44
Depreciation	(7)	(5)	(13)	(11)
Foreign exchange and financial instrument gain (loss)	(4)	(6)	(1)	(1)
Deferred	(2)	(2)	(4)	(3)
Other	0	5	0	5
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	20	11	42	34
Wind
Disclosure of operating segments [line items]
Revenues	274	216	566	442
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	86	56	208	116
Other income	7	2	8	4
Direct operating costs	(14)	(13)	(56)	(27)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	79	45	160	93
Management service costs	0	0	0	0
Interest expense	(23)	(15)	(42)	(33)
Current income taxes	(2)	1	(2)	1
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	54	31	116	61
Depreciation	(62)	(36)	(121)	(78)
Foreign exchange and financial instrument gain (loss)	(13)	6	(34)	4
Deferred	1	1	7	(1)
Other	(12)	(9)	(24)	(3)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(32)	(7)	(56)	(17)
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	7	7	14	11
Other income	1	1	1	1
Direct operating costs	(2)	(2)	(5)	(3)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	6	6	10	9
Management service costs	0	0	0	0
Interest expense	(2)	0	(4)	(2)
Current income taxes	0	(1)	0	(1)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	4	5	6	6
Depreciation	(4)	(3)	(7)	(7)
Foreign exchange and financial instrument gain (loss)	0	(1)	(1)	(1)
Deferred	0	0	0	0
Other	0	(1)	0	(2)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	0	0	(2)	(4)
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	29	15	72	37
Other income	48	3	90	3
Direct operating costs	(10)	(5)	(28)	(14)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	67	13	134	26
Management service costs	0	0	0	0
Interest expense	(5)	(2)	(11)	(5)
Current income taxes	1	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	63	11	123	21
Depreciation	(19)	(11)	(41)	(23)
Foreign exchange and financial instrument gain (loss)	(5)	(1)	(1)	(11)
Deferred	1	(1)	1	0
Other	(9)	(7)	(41)	(7)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	31	(9)	41	(20)
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	9	7	16	13
Other income	0	2	0	2
Direct operating costs	(3)	(3)	(4)	(4)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	6	6	12	11
Management service costs	0	0	0	0
Interest expense	(2)	(2)	(4)	(4)
Current income taxes	0	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	4	4	8	7
Depreciation	(2)	(2)	(5)	(5)
Foreign exchange and financial instrument gain (loss)	0	0	0	(3)
Deferred	0	1	(1)	1
Other	(1)	(1)	0	1
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	1	2	2	1
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	102	44	179	78
Other income	4	11	10	12
Direct operating costs	(25)	(10)	(49)	(21)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	81	45	140	69
Management service costs	0	0	0	0
Interest expense	(27)	(17)	(56)	(33)
Current income taxes	(1)	1	(1)	1
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	53	29	83	37
Depreciation	(45)	(19)	(89)	(34)
Foreign exchange and financial instrument gain (loss)	2	(13)	12	(15)
Deferred	3	2	0	0
Other	0	(9)	(15)	(12)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	13	(10)	(9)	(24)
Energy transition
Disclosure of operating segments [line items]
Revenues	90	68	141	122
Energy transition | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	78	36	148	69
Other income	5	9	8	10
Direct operating costs	(25)	(11)	(52)	(24)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	58	34	104	55
Management service costs	0	0	0	0
Interest expense	(14)	(6)	(27)	(10)
Current income taxes	0	(1)	0	(1)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Perpetual subordinated notes	0		0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	44	27	77	44
Depreciation	(24)	(9)	(44)	(18)
Foreign exchange and financial instrument gain (loss)	0	(2)	0	(1)
Deferred	(3)	0	(1)	0
Other	(7)	(6)	(15)	(6)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	10	10	17	19
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Other income	18	28	27	30
Direct operating costs	(8)	(6)	(15)	(11)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA	10	22	12	19
Management service costs	(72)	(40)	(153)	(73)
Interest expense	(22)	(23)	(41)	(41)
Current income taxes	0	1	0	1
Preferred limited partners equity	(15)	(14)	(29)	(26)
Preferred equity	(6)	(6)	(13)	(13)
Perpetual subordinated notes	(3)		(3)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	(108)	(60)	(227)	(133)
Depreciation	0	0	(1)	(1)
Foreign exchange and financial instrument gain (loss)	(15)	13	12	0
Deferred	5	(2)	27	15
Other	24	(6)	(57)	(8)
Share of earnings from equity-accounted investments	0	0	0	0
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	$ (94)	$ (55)	$ (246)	$ (127)